Business combinations, disposals and other changes in the Group	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combinations [Abstract]
Business combinations, disposals and other changes in the Group

24 Business combinations, disposals and other changes in the Group

(a) Reynolds American Inc. (“RAI”)

On 25 July 2017, the Group announced the completion of the acquisition of the remaining 57.8% of RAI not already owned by the Group for a consideration of £41.8 billion. RAI ceased to be reported as an associate and has been consolidated as a wholly owned subsidiary from the acquisition date. RAI shareholders received, for each share of RAI common stock, US$29.44 in cash, without interest, and 0.5260 BAT ordinary shares represented by BAT ADSs listed on the New York Stock Exchange. The fair value of consideration paid to RAI shareholders was £41,770 million. Included in the fair value of consideration paid to RAI shareholders is £22,828 million of non-cash consideration of which £22,773 million arises from the issue of BAT ordinary shares (note 19).

In accordance with IFRS 3, the step-acquisition of RAI has been accounted for as if the Group has contributed its previously held equity interest in RAI at fair value as part of the consideration for acquiring 100% of the net assets of RAI. The value attributable to BAT’s shareholding was £30,145 million, making the total acquisition price £71,915 million. The difference between the fair value and the carrying value of the previously held equity interest has been recognised as a gain in the income statement.

The goodwill of £34,280 million and brands and similar intangibles of £75,482 million were recognised in the transaction. Goodwill on the acquisition of the business represents a strategic premium to enter the United States market as well as synergies and cost savings that are anticipated to be realised post-acquisition.

(b) Other acquisitions

During 2018, 2017 and 2016, the Group acquired certain businesses and other tobacco assets as noted below. The financial impact of these transactions to the Group were immaterial individually and in aggregate. Except as noted, there were no material differences between the fair value and book values of net assets acquired in business combinations.

On 22 November 2018, the Group completed the acquisition of Quantus Beteiligungs-und Beratungsgesellschaft mbH, Germany’s leading vapour retail chain trading as “Highendsmoke”, from a private shareholder. The fair value of consideration payable was £21 million. The fair values and book values of net assets acquired were not materially different except for the recognition of trademarks and similar intangibles of £13 million. Provisional goodwill of £11 million arising on this transaction represents a strategic premium to enter the vapour retail market.

On 26 September 2018, as part of an agreement to acquire an additional 44% stake in the Myanmar business, the Group acquired the business and individual assets of a local distributor, Star Way Limited from IMU Enterprises Limited for £6 million. The fair values and book values of net assets acquired were not materially different except for the recognition of goodwill of £3 million representing anticipated synergies.

On 1 August 2017, the Group acquired certain tobacco assets, including a distribution company, Tobacco Press d.o.o. Mostar, from Fabrika Duhana Sarajevo d.d in Bosnia-Herzegovina. The assets acquired, including goodwill of £2 million, brands and other intangibles of £39 million, and other assets, were purchased for a total consideration of £39 million.

On 5 May 2017, the Group acquired certain tobacco assets, including a distribution company, Express Logistic and Distribution EOOD, from Bulgartabac Holding AD in Bulgaria. The assets acquired for a total consideration of £110 million, of which £28 million is contingent upon future performance in the market. £14 million of this was paid during 2018. The provisional fair values recorded at the time included provisional goodwill of £22 million and brands and other intangibles of £95 million. These values were subsequently finalised as goodwill of £nil million and brands and other intangibles of £117 million.

On 5 April 2017, the Group acquired the business and certain assets of Must Have Limited (trading as ViP Electronic Cigarette (“ViP”)), a company in administration.  ViP is one the largest e-cigarette retailers in the UK with a large point of sale network. The assets acquired, including goodwill of £1 million, intellectual property and other intangibles of £9 million, and other assets, were purchased for a total consideration of £12 million.

On 4 January 2017, the Group completed the acquisition of 100% of Winnington Holding AB, a Swedish manufacturer of “white” snus, for a purchase price of £31 million. Goodwill of £8 million and brands and similar intangibles of £28 million were recognised. £8 million of the consideration was contingent on post-acquisition targets being met and was substantially settled in January 2019.

On 20 April 2016, the Group completed the acquisition of 100% of Ten Motives Limited and 10 Motives Limited, a UK-based e-cigarette business. The fair value of consideration payable was £56 million. The fair values and book values of net assets acquired were not materially different except for the recognition of trademarks and similar intangibles of £33 million. Goodwill of £21 million arising on this transaction represents a strategic premium to increase the Group’s share of the UK non-tobacco market.

On 30 December 2015, the Group acquired 100% of the CHIC Group from private shareholders. The fair value of the consideration payable was £82 million, of which £30 million was contingent on achievement of certain post-acquisition targets. £6 million of this was paid during 2016, £13 million during 2017 and a final £1 million in final settlement in 2018.

On 17 November 2015, the Group acquired 100% of Blue Nile Cigarette Company Limited from a private shareholder. The fair value of the consideration payable was £45 million of which £8 million is contingent on achievement of certain post-acquisition targets. Subsequent payments in respect of this were £1 million in 2016, £5 million in 2017 and £1 million in 2018.

On 30 September 2015, the Group acquired TDR and other tobacco and retail assets from Adris Grupa d.d. for a total enterprise value of €550 million. Part of the consideration is contingent upon certain targets being met post-acquisition, and £5 million of this was paid in January 2017.

(c) Non-controlling interests

Included in the acquisition of non-controlling interests are the purchases of the remaining shares in British American Tobacco Vranje a.d. in Serbia and an additional 44% stake in British American Tobacco Myanmar Limited. The financial impact of these transactions to the Group is immaterial individually and in aggregate.

During 2017, the Group acquired the remaining 49% interest in IPRESS d.o.o.

On 16 October 2015, the Group announced that it had concluded the auction related to its public tender offer in Brazil to acquire up to all of the 24.7% of Souza Cruz shares not currently owned by the Group and to delist the company. As at 31 December 2015 the Group owned 99.1% of Souza Cruz. The cost of acquiring these shares up to end of December 2015 was £1,660 million. The compulsory acquisition of the remaining minority shares was approved on 5 February 2016, with Souza Cruz becoming a wholly-owned subsidiary as at that date. The cost of acquiring the remaining shares was £70 million.

During 2015, the Group acquired a further 0.2% interest in BAT Chile Operaciones S.A. at a cost of £1 million. This increased the Group's shareholding to 99%. A further 0.01% interest was acquired during 2017.

(d) Other transactions

On 21 December 2017, the Group signed an agreement to acquire 100% of the share capital of Twisp Propriety Limited, a South African e-cigarette/nicotine vapour company, conditional upon, amongst other things, anti-trust approval. The proposed acquisition continues to be subject to a South African Competition Tribunal process, with a decision expected in 2019.

On 10 January 2019, the Group acquired a minority stake in AYR Limited, a vapour technology company based in the UK, for £8 million, with the potential to increase this in the future. The investment terms also provide for BAT and AYR to agree a commercial collaboration agreement under which BAT and AYR will jointly develop future vaping products.